20. SUPPLIERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of trade payables [line items]
Total suppliers	R$ 2,358	R$ 2,080	[1]	R$ 1,801
Energy on spot market - CCEE [member]
Disclosure of trade payables [line items]
Total suppliers	490	401
Charges for use of energy network [member]
Disclosure of trade payables [line items]
Total suppliers	192	145
Energy purchased for resale [member]
Disclosure of trade payables [line items]
Total suppliers	808	764
Itaipu Binacional [member]
Disclosure of trade payables [line items]
Total suppliers	325	243
GAS DISTRIBUTION [member]
Disclosure of trade payables [line items]
Total suppliers	127	143
Materials and services [member]
Disclosure of trade payables [line items]
Total suppliers	R$ 416	R$ 384

[1]	See note 2.8.